Leases - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Arrangement Involving Legal Form Of Lease [Abstract]
Cash outflow for leases	₩ 508,230	₩ 500,392	₩ 464,337
Increase decrease in right of use assets	₩ 337,779	₩ 440,552